John Hancock Exchange-Traded Fund Trust
601 Congress Street

Boston, MA 02210

September 8, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Exchange-Traded Fund Trust (the “Trust”)

File Nos. 333-183173; 811-22733

Dear Sir/Madam:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies that the forms of prospectus and Statement of Additional Information for the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information dated September 1, 2016, contained in Post-Effective Amendment No. 8 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 11 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on August 26, 2016 via EDGAR, accession number 0001133228-16-011972.

If you have any questions or comments, please call me at 617-572-0138.

Sincerely,

/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary